Expense Example {- Industrials Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Industrials Portfolio - Industrials Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942